COMMITMENTS AND CONTINGENCIES (10K) (Detail Textuals 2) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2016	Mar. 30, 2016	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Commitment And Contingency [Line Items]
Rent expense under operating leases				$ 479	$ 354	$ 372
Straight-lined rent expense	$ 38		$ 11
Rent expense under operating leases	$ 32		$ 11
Vendscreen, Inc
Commitment And Contingency [Line Items]
Operating leases, rent expense, minimum rentals				$ 20
Malvern product warehousing facilities | Product warehousing shipping and customer support
Commitment And Contingency [Line Items]
Operating leases, rent expense, minimum rentals		$ 5
Straight-lined rent expense		$ 5